CONSOLIDATED BALANCE SHEETS (Parenthetical) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Common stock, shares authorized without par value	Unlimited	Unlimited
Common stock, par value
Common stock, shares issued	173.9	170.0
Common stock, shares outstanding	173.9	170.0
First preferred stock, shares authorized	Unlimited	Unlimited
Second preferred stock, shares authorized	Unlimited	Unlimited
Preferred stock, shares outstanding